CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated losses Cumulative effect period adjusted balance CNY (¥)	Accumulated losses CNY (¥)	Noncontrolling interests CNY (¥)	Cumulative effect period adjusted balance CNY (¥)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2018	¥ 284	¥ (70,113)	¥ 1,959,655		¥ 37,750		¥ (339,325)	¥ 115,667		¥ 1,703,918
Beginning Balance (in shares) at Dec. 31, 2018 | shares	428,063,797	(12,817,240)
Changes in invested/shareholders' equity
Share-based compensation (Note 17)			6,390							6,390
Net loss							(451,760)	(78,631)		(530,391)
Transactions with noncontrolling shareholders	¥ 2		28,722					(32,159)		(3,435)
Transactions with noncontrolling shareholders (in shares) | shares	2,400,000
Share repurchase(Note 19)		¥ (134,616)								(134,616)
Share repurchase(Note 19) (in shares) | shares		(10,187,848)
Exercise of share based awards(Note 17)		¥ 102,507	(92,662)							9,845
Exercise of share based awards(Note 17) (in shares) | shares		15,225,026
Share-based awards to employees of non-platform business (Note 17)			1,929							1,929
Deemed dividends to shareholders in connection with the share-based awards to employees of non-platform business (Note 17)			1,929							1,929
Statutory reserves				¥ 1,900			(1,900)
Currency translation adjustment					14,558			136		14,694
Ending Balance at Dec. 31, 2019	¥ 286	¥ (102,222)	1,902,105	1,900	52,308	¥ (2,802)	(792,985)	5,013	¥ (2,802)	1,066,405
Ending balance (in shares) at Dec. 31, 2019 | shares	430,463,797	(7,780,062)
Changes in invested/shareholders' equity
Share-based compensation (Note 17)			(4,329)							(4,329)
Net loss							(304,147)	(4,046)		(308,193)
Exercise of share based awards(Note 17)		¥ 13,367	(11,825)							1,542
Exercise of share based awards(Note 17) (in shares) | shares		943,745
Share-based awards to employees of non-platform business (Note 17)			171							171
Deemed dividends to shareholders in connection with the share-based awards to employees of non-platform business (Note 17)			171							171
Currency translation adjustment					(51,306)			(731)		(52,037)
Noncontrolling interests arising from business combinations (Note 8)								23,597		23,597
Ending Balance at Dec. 31, 2020	¥ 286	¥ (88,855)	1,885,951	1,900	1,002		(1,099,934)	23,833		724,183
Ending balance (in shares) at Dec. 31, 2020 | shares	430,463,797	(6,836,317)
Changes in invested/shareholders' equity
Share-based compensation (Note 17)			17,357							17,357
Net loss							(199,785)	(4,403)		(204,188)
Exercise of share based awards(Note 17)		¥ 725	(721)							4
Exercise of share based awards(Note 17) (in shares) | shares		50,000
Share-based awards to employees of non-platform business (Note 17)			42							42
Deemed dividends to shareholders in connection with the share-based awards to employees of non-platform business (Note 17)			(42)							(42)	$ (7)
Statutory reserves				127			(127)
Currency translation adjustment					(16,421)			(172)		(16,593)
Ending Balance at Dec. 31, 2021	¥ 286	¥ (88,130)	¥ 1,902,587	¥ 2,027	¥ (15,419)		¥ (1,299,846)	¥ 19,258		¥ 520,763	$ 81,718
Ending balance (in shares) at Dec. 31, 2021 | shares	430,463,797	(6,786,317)